SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Number of options outstanding, Beginning Balance | shares	35,954	35,154
Weighted average exercise price, Beginning Balance | $ / shares	$ 112.00	$ 115.00
Number of options outstanding, Forfeited | shares	(4,150)	(400)
Weighted average exercise price, Forfeited | $ / shares	$ 111.61	$ 94.25
Number of options outstanding, Issued | shares		1,200
Weighted average exercise price, Issued | $ / shares		$ 15.65
Number of options outstanding, Ending Balance | shares	31,804	35,954
Weighted average exercise price, Ending Balance | $ / shares	$ 111.99	$ 112.00